Note Payable (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 25, 2019	Sep. 18, 2019	Dec. 18, 2018	Sep. 30, 2019	Sep. 30, 2019
Debt accrued interest	$ 500		$ 17,973		$ 500	$ 500
Beneficial conversion feature credit to additional paid in capital					54,493	54,493
Interest expense					40,000	40,000
Debt principal balance	53,000				53,000	53,000
Unamortized debt discount	$ 15,000				$ 15,000	$ 15,000
Convertible Note [Member]
Debt maturity date			Dec. 18, 2019
Debt interest rate			12.00%
Debt default interest rate			20.00%
Unpaid interest			$ 217,973
Debt conversion price			$ 0.10
Common stock issued	1,252,058	1,252,058
Debt conversion principal amount	$ 150,000	$ 150,000
Convertible Note One [Member]
Debt conversion price	$ 0.12				$ 0.12	$ 0.12
Common stock issued	1,746,579
Fair value of underlying common stock	$ 0.16				$ 0.16	$ 0.16
Beneficial conversion feature credit to additional paid in capital	$ 54,000
One Institutional Investor [Member]
Proceeds from issuance of promissory notes				$ 200,000
Debt maturity date				Sep. 18, 2019
Debt interest rate				12.00%
Debt default interest rate				20.00%